Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	94 Months Ended
	Mar. 30, 2017	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000180528
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Reserve Capital Management ETF
Without Sales Load [Member] | C000180528
Average Annual Return [Line Items]
Average Annual Return, Percent		5.01%	2.27%	2.10%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.38%	(1.06%)	0.81%
FTSE Treasury Bill 6 Mon USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Treasury Bill 6 Month USD
Average Annual Return, Percent		5.47%	2.65%	2.35%